2. Basis of Preparation and Statement of Compliance: Basis of Consolidation: Schedule of Subsidiaries (Details)	12 Months Ended
Jul. 31, 2019
Royalty USA Corp
Entity Incorporation, State or Country Code	DE
Entity Incorporation, State or Country Code	A1
Ownership Interest	100.00%
RLTY Beverage 1 LLC
Entity Incorporation, State or Country Code	DE
RLTY Development MA 1 LLC
Entity Incorporation, State or Country Code	DE
RLTY Development 1 NV 1 LLC
Entity Incorporation, State or Country Code	DE
RLTY Development Orange LLC
Entity Incorporation, State or Country Code	MA
RLTY Development Springfield LLC
Entity Incorporation, State or Country Code	MA
RLTY Service LLC
Entity Incorporation, State or Country Code	DE
RLTY Development FLA 1 LLC
Entity Incorporation, State or Country Code	DE
RLTY Development FLA 2 LLC
Entity Incorporation, State or Country Code	DE
RLTY Development CA 1 LLC
Entity Incorporation, State or Country Code	DE